SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net Income (Loss)	$ 4,103,067	$ (501,295)
Amortization of Debt Discounts	9,543
Interest Expense	14,450
Adjusted Net Income (Loss)	$ 4,127,060	$ (501,295)
Basic Weighted Average Number of Shares Outstanding during Period	5,640,991	1,893,001
Dilutive Shares	$ 26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	32,175,764	1,893,001
Diluted Net Income (Loss) per Share	$ 0.13	$ (0.26)